Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11: - SUBSEQUENT EVENTS

1.	In July 2025, the United States enacted tax reform through the One Big Beautiful Bill Act (“OBBBA”). Included in this legislation are significant corporate tax changes, including provisions that allow for the immediate expensing of research and development conducted in the United States, immediate expensing of certain capital expenditures, and other changes to the U.S. taxation of profits derived from foreign operations. The Company is assessing the impact that the new legislation will have on the consolidated financial statements.

2.	In July and August 2025, the Company raised $4,203 in proceeds through drawdowns under the Standby Equity Purchase Agreement with Yorkville Advisors. The capital raising was executed at a volume-weighted average price of approximately $2.57 per ADS, reflecting a 3% discount to market price at the time of sale. As part of this transaction, the Company issued 1,638,062 ADSs .